VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.9%
Communication Services—5.0%
Live Nation Entertainment, Inc.(1)	21,035	$ 1,747
Spotify Technology S.A.(1)	27,627	4,272
Trade Desk, Inc. (The) Class A(1)	100,844	7,881
		13,900

Consumer Discretionary—16.2%
BorgWarner, Inc.	33,751	1,363
Domino’s Pizza, Inc.	9,180	3,477
DR Horton, Inc.	34,559	3,714
DraftKings, Inc. Class A(1)	71,411	2,102
Etsy, Inc.(1)	32,415	2,093
Expedia Group, Inc.(1)	37,792	3,895
Five Below, Inc.(1)	12,011	1,933
Global-e Online Ltd.(1)	33,208	1,320
Lululemon Athletica, Inc.(1)	9,928	3,828
O’Reilly Automotive, Inc.(1)	4,820	4,381
Pool Corp.	8,518	3,033
Royal Caribbean Cruises Ltd.(1)	47,918	4,415
Tractor Supply Co.	13,784	2,799
Ulta Beauty, Inc.(1)	5,712	2,282
Wingstop, Inc.	15,629	2,811
Wynn Resorts Ltd.	12,103	1,118
		44,564

Energy—3.2%
Diamondback Energy, Inc.	23,081	3,575
Valero Energy Corp.	37,346	5,292
		8,867

Financials—9.0%
Apollo Global Management, Inc.	71,845	6,449
Fifth Third Bancorp	64,539	1,635
Gallagher (Arthur J.) & Co.	31,548	7,191
LPL Financial Holdings, Inc.	10,224	2,429
MSCI, Inc. Class A	13,603	6,979
		24,683

Health Care—19.9%
Alnylam Pharmaceuticals, Inc.(1)	13,661	2,419
Boston Scientific Corp.(1)	77,512	4,093
	Shares	Value

Health Care—continued
Cencora, Inc.	50,854	$ 9,152
Cooper Cos., Inc. (The)	9,363	2,978
Dexcom, Inc.(1)	73,993	6,904
IDEXX Laboratories, Inc.(1)	15,529	6,790
Inspire Medical Systems, Inc.(1)	7,000	1,389
Insulet Corp.(1)	13,223	2,109
Mettler-Toledo International, Inc.(1)	1,918	2,125
Neurocrine Biosciences, Inc.(1)	18,294	2,058
Sarepta Therapeutics, Inc.(1)	15,838	1,920
Teleflex, Inc.	6,489	1,275
Tenet Healthcare Corp.(1)	62,943	4,147
Veeva Systems, Inc. Class A(1)	10,373	2,110
West Pharmaceutical Services, Inc.	10,893	4,087
Zimmer Biomet Holdings, Inc.	12,378	1,389
		54,945

Industrials—22.1%
AMETEK, Inc.	38,637	5,709
Chart Industries, Inc.(1)	18,068	3,056
Ferguson plc	44,998	7,401
GXO Logistics, Inc.(1)	36,338	2,131
Hexcel Corp.	108,232	7,050
Paycom Software, Inc.	9,254	2,399
Quanta Services, Inc.	53,750	10,055
Rockwell Automation, Inc.	17,346	4,959
Trane Technologies plc	14,434	2,929
Uber Technologies, Inc.(1)	37,754	1,736
United Rentals, Inc.	9,883	4,394
Vertiv Holdings Co. Class A	78,135	2,907
Westinghouse Air Brake Technologies Corp.	56,565	6,011
		60,737

Information Technology—23.6%
Analog Devices, Inc.	22,453	3,931
ANSYS, Inc.(1)	8,083	2,405
Belden, Inc.	19,607	1,893
Bentley Systems, Inc. Class B	34,084	1,710
Datadog, Inc. Class A(1)	48,311	4,401
DoubleVerify Holdings, Inc.(1)	46,068	1,288
Entegris, Inc.	41,895	3,934
Five9, Inc.(1)	22,332	1,436
HubSpot, Inc.(1)	7,593	3,740
	Shares	Value

Information Technology—continued
Keysight Technologies, Inc.(1)	19,396	$ 2,566
Lam Research Corp.	8,951	5,610
Lattice Semiconductor Corp.(1)	39,294	3,377
Marvell Technology, Inc.	24,901	1,348
Monolithic Power Systems, Inc.	11,440	5,285
Palo Alto Networks, Inc.(1)	42,574	9,981
TE Connectivity Ltd.	48,403	5,979
Zscaler, Inc.(1)	38,969	6,063
		64,947

Materials—0.2%
Albemarle Corp.	3,855	656
Real Estate—0.7%
Zillow Group, Inc. Class A(1)	42,836	1,919
Total Common Stocks (Identified Cost $237,892)		275,218

Total Long-Term Investments—99.9% (Identified Cost $237,892)		275,218

TOTAL INVESTMENTS—99.9% (Identified Cost $237,892)		$275,218
Other assets and liabilities, net—0.1%		270
NET ASSETS—100.0%		$275,488

Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	91%
Jersey	3
Switzerland	2
Luxembourg	2
Canada	1
Ireland	1
Total	100%
† % of total investments as of September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$275,218	$275,218
Total Investments	$275,218	$275,218
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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